Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Harvest Commercial Capital, LLC

24422 Avenida de la Carlota, Suite 232

Laguna Hills, CA 92653

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Harvest Commercial Capital, LLC (the “Company”) who is referred to herein as the “Specified Party”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets included in the Data Tape (as defined below) with respect to the Harvest Commercial Capital Loan Trust 2020-1 securitization (the “Transaction”).  The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included in the Data Tape.  The sufficiency of these procedures is solely the responsibility of the Specified Party.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Party has requested that the procedures be performed on the entire population of 81 loans in the Data Tape (as defined below), herein referred to as the “Loans”, within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•                  The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Party. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•                  The conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•                  The value of collateral securing such Loans; and

•                  The compliance of the originator of the Loans with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities or whether the determination of fair value is consistent with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures”.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, DC 20005

T: 202-414-1000, F: 202-414-1688, www.pwc.com/us

With respect to any terms or requirements of the Transaction documents that do not appear in Exhibit A and Exhibit B, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)                                   The interpretation of Transaction documents (including, but not limited to, indenture agreements or other offering documents) included in connection with our procedures;

(ii)                                Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

(iii)                             The reasonableness of any of the assumptions provided by the Responsible Party.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Party would undertake in consideration of the Transaction.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•                  The phrase “compared” refers to the comparison of one or more Specified Attributes to the Source Documents.

•                  The phrase “recalculated” refers to a recalculation of one or more Specified Attributes using a prescribed methodology in Exhibit A and Exhibit B of this report.

•                  The phrase “Harvest Loans” refers to the Loans originated by the Company included in the Transaction, labeled as “Harvest” in the Originator data field in the Data Tape.

•                  The phrase “Indigo Loans” refers to the Loans purchased by the Company included in the Transaction, labeled as “Indigo” in the Originator data field in the Data Tape.

•                  The phrase “GE Loans” refers to the Loans acquired by the Company included in the Transaction, labeled as “GE” in the Originator data field in the Data Tape.

•                  The phrase “Cut-Off Date” refers to September 30, 2020.

•                  The “Data Tape” refers to an electronic file entitled “HCCLT 2020-1 Loan Tape 9.30.2020.xlsx” provided by the Company on November 11, 2020, containing selected attributes for the pool of assets identified by the Company as being Loans that will collateralize the Transaction as of the Cut-Off Date;

•                  The “Source Documents” refer to the following files provided to us by the Company:

•                  an electronic file entitled “Trial Balance 9-30-20.pdf”, containing details of each Loan as of the Cut-off Date (the “Trial Balance”);

•                  an electronic file entitled “Disbursement Report.pdf”, listing details of the disbursement of each Harvest Loan (the “Disbursement Report”);

•                  the underwriting notes for each Harvest Loan and Indigo Loan prepared by the Company for the loan origination approval (the “Credit Approval Memorandum”);

•                  the underwriting notes for each GE Loan prepared by the originator of the Loan for the loan origination approval (the “Approval Write-up”);

•                  the data onboarding sheet for each Indigo Loan (the “Loan Purchase Information Sheet”);

•                  the Company’s data onboarding sheet for each Harvest Loan (the “Funding Information Sheet”);

•                  the loan agreement for each Loan (the “Promissory Note”);

•                  the articles of incorporation for the underlying business (the “Articles of Incorporation”);

•                  the appraisal report for the underlying property for each Loan (the “Appraisal”);

•                  the closing statement for the purchase of the underlying property (the “Final Closing Statement”);

•                  the deferment agreement between the borrower and the Company (the “Deferment Agreement”);

•                  the broker price opinion for the subject property (the “BPO”);

•                  the asset value report for the subject property (the “AVR”);

•                  the historical status of the Loan (the “Payment History”);

•                  the personal credit report for the underlying borrower(s) (the “PCR”); and

•                  the purchase agreement or escrow closing statement for the underlying property for each Loan, if applicable (the “Purchase Agreement”).

•                  The phrase “Specified Attributes” refers to the data attributes listed in the table below:

Specified Attributes
Loan Name	Rate Reset Frequency
Loan Type	Reset Date
Current Principal Balance	Time to Next Reset (years)
Original Principal Balance	Floor Rate at Reset
PP Penalty	Index (if Floating)
Loan Type Info	Spread
Renovation Loan	Index Rate
6-digit NAICS Code	Rate
City	Obligor FICO

Specified Attributes
State	UW DSCR
Zip Code	Origination LTV
Funding Date	Date Business Established
Original Loan Term (Months)	Number of Years in Business
Remaining Term	Purchase Price
Amortizing Term	Origination Appraised Value “As-Is”
Maturity Date	Deferment Period
Pari Passu?	First Payment Date
Updated BPO/AVR/Appraisal Value	Origination Appraised Value “As-Complete” (if applicable)

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Tape.

Procedures Performed

The Company provided us with the Source Documents related to the Loans for which we compared the Specified Attributes set forth in the Data Tape to the corresponding Source Documents.  As instructed by the Company, the procedures associated with the Specified Attributes were applied as indicated in Exhibit A and Exhibit B.  For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were compared to the corresponding Source Documents.

For the avoidance of doubt, no procedures have been performed for any Specified Attribute with a value of “n/a” in the Data Tape.

The results of the foregoing procedures indicated that the Specified Attributes set forth in the Data Tape were found to be in agreement with the above mentioned Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the accuracy of certain attributes of the collateral assets included in the Data Tape.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Party, and is not intended to be and should not be used by anyone other than the Specified Party.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Parties”), that Non-Specified Parties cannot:

i)                 Rely upon this report, and any use of this report by that Non-Specified Parties is its sole responsibility and at its sole and exclusive risk; or

ii)              Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Parties.

Non-Specified Parties may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

November 12, 2020

Exhibit A –Procedures Performed on the Harvest Loans and Indigo Loans

Specified Attribute	Source Document (by order of priority)	Methodology
Loan Name	Funding Information Sheet, Loan Purchase Information Sheet

For Harvest Loans, compared the Loan Name Specified Attribute in the Data Tape to the “Loan Name” set forth on the Funding Information Sheet.

For Indigo Loans, compared the Loan Name Specified Attribute in the Data Tape to the “Loan Name” set forth on the Loan Purchase Information Sheet.

If multiple loans were extended to the same entity, the differentiating suffix (for example, “#1” or “1st TD”) shown in the Loan Name Specified Attribute in the Data Tape was excluded from this comparison.

Loan Type	Credit Approval Memorandum	Compared the Loan Type Specified Attribute in the Data Tape to the loan type set forth on the Credit Approval Memorandum.

Current Principal Balance	Trial Balance	Compared the Current Principal Balance Specified Attribute in the Data Tape to the current loan amount set forth on the Trial Balance.

Original Principal Balance	Promissory Note	Compared the Original Principal Balance Specified Attribute in the Data Tape to the original loan amount set forth on the Promissory Note.

PP Penalty	Promissory Note	Compared the PP Penalty Specified Attribute in the Data Tape to the prepayment penalty set forth in the Promissory Note.

Loan Type Info	Credit Approval Memorandum

Compared the Loan Type Info Specified Attribute in the Data Tape to the loan purpose set forth in the Credit Approval Memorandum.

As instructed by the Company, the following methodology was used to determine the purpose of each Harvest Loan and Indigo Loan in the Data Tape:

		Loan Type Info data field in the Data Tape	Methodology
		Purchase - MP	Proceeds used for the purchase of a multi-purpose property and a historical twelve-month DSCR value was used for underwriting.

		Purchase - Specialty	Proceeds used for the purchase of a specialty property and a historical twelve-month DSCR value was used for underwriting.

		Purchase with projections - MP	Proceeds used for the purchase of a multi-purpose property and a projected twelve-month DSCR value was used for underwriting.

		Purchase w Projections -Specialty	Proceeds used for the purchase of a specialty property and a projected twelve-month DSCR value was used for underwriting.

		Rate & Term Refi - MP	Proceeds used to refinance existing debt related to a multi-purpose property and a historical twelve-month DSCR value was used for underwriting.

Cash Refi - MP

Proceeds used to refinance existing debt related to a multi-purpose property, a historical twelve-month DSCR value was used for underwriting, and greater than 10% of the proceeds used for working capital.

Cash Refi w Proj - MP

Proceeds used to refinance existing debt related to a multi-purpose property, a projected twelve-month DSCR value was used for underwriting, and greater than 10% of the proceeds used for working capital.

		Cash Refi - Specialty	Proceeds used to refinance existing debt related to a specialty property, a historical twelve-month DSCR value was used for underwriting, and greater than 10% of the proceeds used for working capital.

		Rate & Term Refi - Specialty	Proceeds used to refinance existing debt related to a specialty property and a historical twelve-month DSCR value was used for underwriting.

		Proj Rate & Term Refi - MP	Proceeds used to refinance existing debt related to a multi-purpose property and a projected twelve-month DSCR value was used for underwriting.

Limited Cash-out Refi - MP

Proceeds used to refinance existing debt related to a multi-purpose property, a historical twelve-month DSCR value was used for underwriting, and less than 10% of the proceeds used for working capital.

Harvest Loans and Indigo Loans with a NAICS code of “721110” or “713990” in the 6-digit NAICS Code data field in the Data Tape were considered to be a “specialty” property.

Renovation Loan	Credit Approval Memorandum	Compared the Renovation Loan Specified Attribute in the Data Tape to the corresponding information set forth in the Credit Approval Memorandum.

6-digit NAICS Code	Credit Approval Memorandum	Compared the 6-digit NAICS Code Specified Attribute in the Data Tape to the NAICS code for the primary operating company set forth on the Credit Approval Memorandum.

City	Appraisal	Compared the City Specified Attribute in the Data Tape to the city included in the address of the property set forth on the Appraisal.

State	Appraisal	Compared the State Specified Attribute in the Data Tape to the state included in the address of the property set forth on the Appraisal.

Zip Code	Appraisal	Compared the Zip Code Specified Attribute in the Data Tape to the zip code included in the address of the property set forth on the Appraisal.

Funding Date	Payment History, Disbursement Report, Final Closing Statement	For Harvest Loans, compared the Funding Date Specified Attribute in the Data Tape to the distribution date set forth on the Disbursement Report.

For Harvest Loans, if the Funding Date Specified Attribute in the Data Tape did not agree to the distribution date set forth on the Disbursement Report, compared the Funding Date Specified Attribute in the Data Tape to the distribution date set forth on the Payment History for each Harvest Loan.

For Indigo Loans, compared the Funding Date Specified Attribute in the Data Tape to the date set forth on the Final Closing Statement.

Original Loan Term (Months)	Promissory Note	Compared the Original Loan Term (Months) Specified Attribute in the Data Tape to the term set forth in the Promissory Note.

Remaining Term	Recalculation	=min((Maturity Date - Cut-Off Date) / 30.4167, Original Loan Term (Months))

Amortizing Term	Credit Approval Memorandum	Compared the Amortizing Term Specified Attribute in the Data Tape to the amortization term set forth in the Credit Approval Memorandum.

Maturity Date	Promissory Note	Compared the Maturity Date Specified Attribute in the Data Tape to the maturity date set forth on the Promissory Note.

Rate Reset Frequency	Promissory Note	Compared the Rate Reset Frequency Specified Attribute in the Data Tape to the rate reset frequency set forth in the Promissory Note.

Reset Date	Recalculation, Promissory Note

If the Rate Reset Frequency Specified Attribute in the Data Tape was “5 yrs post funding”, recalculated the reset date as the 59th payment date after the date in the First Payment Date Specified Attribute.

If the Rate Reset Frequency Specified Attribute in the Data Tape was “Quarterly”, compared the Reset Date Specified Attribute in the Data Tape to the rate reset date set forth in the Promissory Note.

Time to Next Reset (years)	Recalculation	=(Reset Date - Cut-Off Date) / 365

Floor Rate at Reset	Promissory Note	Compared the Floor Rate at Reset Specified Attribute in the Data Tape to the interest rate floor set forth on the Promissory Note.

Index (if Floating)	Promissory Note	Compared the Index (if Floating) Specified Attribute in the Data Tape to the index set forth on the Promissory Note.

Spread	Promissory Note	Compared the Spread Specified Attribute in the Data Tape to the spread set forth on the Promissory Note.

Index Rate	Promissory Note	Compared the Index Rate Specified Attribute in the Data Tape to the index rate set forth on the Promissory Note.

Rate	Trial Balance	Compared the Rate Specified Attribute in the Data Tape to the rate set forth on the Trial Balance.

Obligor FICO	PCR, Credit Approval Memorandum	Compared the Obligor FICO Specified Attribute in the Data Tape to the FICO for the owner of the primary operating company set forth on the Credit Approval Memorandum.

If more than one owner was listed for the primary operating company, the weighted average FICO was calculated based on the ownership percentage of the primary operating company (with the ownership percentage of owners with less than 20% ownership interest equally redistributed to the owners with >20% ownership interest), rounded to the nearest integer.

If an updated personal credit report was obtained for the underlying borrower(s) between the date of the Credit Approval Memorandum and the origination approval for the Harvest Loan or Indigo Loan, the credit score as shown on the PCR was used.

If >20% of the primary operating company was owned by a separate entity, then the weighted average FICOs of that entity’s owners was taken into account for the overall weighted average FICO calculation for the primary operating company.

If none of the owners of the primary operating company had an ownership interest >20%, compared the Obligor FICO Specified Attribute in the Data Tape to the FICO for the manager of the business set forth on the Credit Approval Memorandum.

UW DSCR	Credit Approval Memorandum

Compared the UW DSCR Specified Attribute in the Data Tape to the most recent annual global DSCR set forth on the Credit Approval Memorandum.

For Harvest Loans and Indigo Loans, with a loan type of “504 1st” in the Loan Type data field in the Data Tape, if the most recent annual global DSCR as shown on the Credit Approval Memorandum was less than 1.10x, the comparison was performed using the first annual projected global DSCR greater than or equal to 1.10x.

For Harvest Loans and Indigo Loans, with a loan type of “Conventional” in the Loan Type data field in the Data Tape, if the most recent annual global DSCR as shown on the Credit Approval Memorandum was less than 1.15x, the comparison was performed using the first annual projected global DSCR greater than or equal to 1.15x.

For Harvest Loans and Indigo Loans, with a loan type of “Investor” in the Loan Type data field in the Data Tape, if the most recent annual global DSCR as shown on the Credit Approval Memorandum was less than 1.15x, the comparison was performed using the first annual projected global DSCR greater than or equal to 1.15x.

Origination LTV	Recalculation	The purpose of each Harvest Loan and Indigo Loan was identified by reference to the Loan Type Info data field in the Data Tape as follows:

		Loan Type Info data field in the Data Tape	Purpose
		Purchase — MP	Purchase
		Purchase - Specialty	Purchase
		Purchase w Projections - MP	Purchase
		Purchase w Projections -Specialty	Purchase
		Rate & Term Refi - MP	Refinance
		Cash Refi — MP	Refinance
		Cash Refi w Proj - MP	Refinance
		Cash Refi - Specialty	Refinance

		Limited Cash-out Refi - MP	Refinance
		Proj Rate & Term Refi — MP	Refinance
		Rate & Term Refi - Specialty	Refinance

The Origination LTV Specified Attribute was recalculated for the Harvest Loans and Indigo Loans using the following methodology:

The quotient of:

(a)         the original loan amount, calculated as (i) for Harvest Loans and Indigo Loans with a value of “No” in the Pari Passu? data field in the Data Tape, the Original Principal Balance or (ii) for Harvest Loans and Indigo Loans with a value of “Yes” in the Pari Passu? data field in the Data Tape, the sum the Original Principal Balance for the applicable Loans, over

(b)         the original property value, calculated as (i) for “purchase” Harvest Loans and Indigo Loans, where the subject property was purchased at an arm’s length transaction, the minimum of the Origination Appraised Value “As-Is” and the Purchase Price values, (ii)  for “purchase” Harvest Loans and Indigo Loans, where the subject property was not purchased at an arm’s length transaction, the Origination Appraised Value “As-Is” value (iii) for “refinance” Harvest Loans and Indigo Loans, the Origination Appraised Value “As-Is” value or (iv) for Harvest Loans and Indigo Loans with a value of “Yes” of the Renovation Loan data field in the Data Tape, the Origination Appraised Value “As-Complete” (if applicable) value.

The result of this calculation was rounded to 1 decimal place (in percentage terms).

Date Business Established	Credit Approval Memorandum

Compared the Date Business Established Specified Attribute in the Data Tape to the date the primary operating company was founded set forth on the Credit Approval Memorandum.

If only the year the primary operating company was founded was shown in the Credit Approval Memorandum, the month and day the primary operating company was founded was assumed to be “January” and “1” (respectively). If only the month and year the primary operating company was founded was shown in the Credit Approval Memorandum, the day the primary operating company was founded was assumed to be “1”.

For Harvest Loans and Indigo Loans with a NAICS code of “721110” or “722110” in the 6-digit NAICS Code data field in the Data Tape, the year the building was constructed as shown on the Appraisal was compared to the Date Business Established Specified Attribute in the Data Tape. For the avoidance of doubt, the month and day the building was constructed was assumed to be “January” and “1” (respectively).

Number of Years in Business	Recalculation	=(Cut-Off Date - Date Business Established) / 365

Purchase Price	Final Closing Statement, Purchase Agreement	Compared the Purchase Price Specified Attribute in the Data Tape to the sales price set forth on the Purchase Agreement.

If the purchase price for the underlying property was updated between the date of the Purchase Agreement and the origination approval for the Harvest Loan or Indigo Loan, the purchase price as shown on the Final Closing Statement was used.

Origination Appraised Value “As-Is”	Appraisal	Compared the Origination Appraised Value “As-Is” Specified Attribute in the Data Tape to the “leased fee” “as-is market value” set forth on the Appraisal.

Origination Appraised Value “As-Complete” (if applicable)	Appraisal	Compared the Origination Appraised Value “As-Complete” (if applicable) Specified Attribute in the Data Tape to the “leased fee” “as complete market value” set forth on the Appraisal.

Updated BPO/AVR/Appraisal Value	BPO	Compared the Updated BPO/AVR/Appraisal Value Specified Attribute in the Data Tape to the information set forth in the BPO.

Pari Passu?	Credit Approval Memorandum	Compared the Pari Passu? Specified Attribute in the Data Tape to the information set forth in the Credit Approval Memorandum.

Deferment Period	Deferment Agreement	Compared the Deferment Period Specified Attribute in the Data Tape to the information set forth in the Deferment Agreement.

First Payment Date	Payment History	Compared the First Payment Date Specified Attribute in the Data Tape to the first payment date set forth on the Payment History.

Exhibit B —Procedures Performed on the GE Loans

Specified Attribute	Source Document (by order of priority)	Methodology
Loan Name	Approval Write-up

Compared the Loan Name Specified Attribute in the Data Tape to the name of the borrower set forth on the Approval Write-up.

If multiple loans were extended to the same entity, the differentiating suffix (for example, “#1”) shown in the Loan Name Specified Attribute in the Data Tape was excluded from this comparison.

If no borrower was shown on the Approval Write-up (for example, “TBD”), compared the Loan Name Specified Attribute in the Data Tape to the name of the borrower on the Promissory Note.

Loan Type	Approval Write-up	Compared the Loan Type Specified Attribute in the Data Tape to the loan type set forth on the Approval Write-up.

Current Principal Balance	Trial Balance	Compared the Current Principal Balance Specified Attribute in the Data Tape to the current loan amount set forth on the Trial Balance.

Original Principal Balance	Promissory Note

Compared the Original Principal Balance Specified Attribute in the Data Tape to the original loan amount set forth on the Promissory Note.

For the avoidance of doubt, the Original Principal Balance Specified Attribute for pari passu GE Loans was compared to the original principal balance for all components of the pari passu GE Loans.

PP Penalty	Promissory Note	Compared the PP Penalty Specified Attribute in the Data Tape to the prepayment penalty set forth in the Promissory Note.

Specified Attribute	Source Document (by order of priority)	Methodology
Loan Type Info	Approval Write-up

Compared the Loan Type Info Specified Attribute in the Data Tape to the loan purpose set forth in the Approval Write-up.

As instructed by the Company, the following methodology was used to determine the purpose of each GE Loan in the Data Tape:

Loan Type Info data field in the Data Tape	Methodology
Cash Refi	Proceeds used to refinance existing debt related to a property and greater than 10% of the proceeds used for working capital.
Construction - Purchase	Proceeds used for the purchase and renovation/construction of a property.

Renovation Loan	Approval Write-up	Compared the Renovation Loan Specified Attribute in the Data Tape to the corresponding information set in the Approval Write-up.

Specified Attribute	Source Document (by order of priority)	Methodology
6-digit NAICS Code	Approval Write-up

Compared the 6-digit NAICS Code Specified Attribute in the Data Tape to the NAICS code for the tenant who will occupy the property set forth on the Approval Write-up.

If no information for the tenant of the property was included in the Approval Write-up, compared the 6-digit NAICS Code Specified Attribute in the Data Tape to the NAICS code for the primary operating company set forth on the Approval Write-up.

If a NAICS Code was not shown in the Approval Write-up:

1. Compared the value in the SIC Code data field in the Data Tape to the SIC code for the tenant who will occupy the property set forth on the Approval Write-up. If no information for the tenant of the property was included in the Approval Write-up, compared the SIC Code data field in the Data Tape to the SIC Code for the primary operating company set forth on the Approval Write-up.

2. Mapped the SIC Code in the SIC Code data field in the Data Tape to a NAICS Code by reference to a mapping prepared by the NAICS Association (the “Crosswalk File”), available at: https://www.naics.com/sic-naics-crosswalk-search-results

3. Compared the NAICS Code from the Crosswalk File to the 6-digit NAICS Code Specified Attribute in the Data Tape.

City	Appraisal	Compared the City Specified Attribute in the Data Tape to the city included in the address of the property set forth on the Appraisal.

State	Appraisal	Compared the State Specified Attribute in the Data Tape to the state included in the address of the property set forth on the Appraisal.

Zip Code	Appraisal	Compared the Zip Code Specified Attribute in the Data Tape to the zip code included in the address of the property set forth on the Appraisal.

Funding Date	Promissory Note	Compared the Funding Date Specified Attribute in the Data Tape to the date of the Promissory Note.

Original Loan Term (Months)	Promissory Note	Compared the Original Loan Term (Months) Specified Attribute in the Data Tape to the number of principal payments set forth in the Promissory Note.

Remaining Term	Recalculation	=min((Maturity Date - Cut-Off Date) / 30.4167, Original Loan Term (Months))

Specified Attribute	Source Document (by order of priority)	Methodology
Amortizing Term	Approval Write-up	Compared the Amortizing Term Specified Attribute in the Data Tape to the amortization term set forth in the Approval Write-up.

Maturity Date	Promissory Note	Compared the Maturity Date Specified Attribute in the Data Tape to the maturity date set forth on the Promissory Note.

Rate Reset Frequency	Promissory Note	Compared the Rate Reset Frequency Specified Attribute in the Data Tape to the rate reset frequency set forth in the Promissory Note.

Reset Date	Promissory Note	Recalculated the reset date as the 84th payment date after the date in the First Payment Date Specified Attribute.

Time to Next Reset (years)	Recalculation	=(Reset Date - Cut-Off Date) / 365

Floor Rate at Reset	Promissory Note	Compared the Floor Rate at Reset Specified Attribute in the Data Tape to the interest rate floor set forth on the Promissory Note.

Index (if Floating)	Promissory Note	Compared the Index (if Floating) Specified Attribute in the Data Tape to the index set forth on the Promissory Note.

Spread	Promissory Note	Compared the Spread Specified Attribute in the Data Tape to the spread set forth on the Promissory Note.

Index Rate	Recalculation	=Rate — Spread

Rate	Trial Balance	Compared the Rate Specified Attribute in the Data Tape to the rate set forth on the Trial Balance.

Obligor FICO	Approval Write-up	Compared the Obligor FICO Specified Attribute in the Data Tape to the FICO for the owner of the primary operating company set forth on the Approval Write-up.

UW DSCR	Approval Write-up

Compared the UW DSCR Specified Attribute in the Data Tape to the lowest DSCR (greater than 0.00x) set forth on the “Property Analysis” section of the Approval Write-up.

If no DSCR was shown in the “Property Analysis” section of the Approval Write-up, compared the DSCR Specified Attribute in the Data Tape to the lowest DSCR (greater than 0.00x) shown in the “Cash Flow” section of the Approval Write-up for the entity that will occupy the subject property.

Specified Attribute	Source Document (by order of priority)	Methodology
Origination LTV	Recalculation	The purpose of each GE Loan was identified by reference to the Loan Type Info data field in the Data Tape as follows:

		Loan Type Info data field in the Data Tape	Purpose
		Cash Refi	Refinance
		Construction - Purchase	Purchase

The Origination LTV Specified Attribute was recalculated for the GE Loans using the following methodology: The quotient of:

(a) the Original Principal Balance, over

(b) the original property value, calculated as (i) for “purchase” GE Loans, the minimum of the Origination Appraised Value “As-Is” and the Purchase Price values, (ii) for “refinance” GE Loans, the Origination Appraised Value “As-Is” value or (iii) for GE Loans with a value of “Yes” of the Renovation Loan data field in the Data Tape, the Origination Appraised Value “As-Complete” (if applicable) value.

The result of this calculation was rounded to 1 decimal place (in percentage terms).

Date Business Established	Articles of Incorporation, Approval Write-up

Compared the Date Business Established Specified Attribute in the Data Tape to the date the tenant who will occupy the property began operating set forth on the Approval Write-up.

If only the year the tenant who will occupy the property began operating was shown in the Approval Write-up, the month and day the tenant who will occupy the property began operating was assumed to be “January” and “1” (respectively). If only the year and month the tenant who will occupy the property began operating was shown in the Approval Write-up, the day the tenant who will occupy the property began operating will be assumed to be “1”.

If no date is shown on the Approval Write-up as to when the tenant who will occupy the property began operating, compared the Date Business Established Specified in the Data Tape to the date the tenant who will occupy the property began operating set forth on the Articles of Incorporation.

Number of Years in Business	Recalculation	=(Cut-Off Date - Date Business Established) / 365

Specified Attribute	Source Document (by order of priority)	Methodology
Purchase Price	Purchase Agreement, Approval Write-up

Compared the Purchase Price Specified Attribute in the Data Tape to the sales price set forth on the Purchase Agreement.

If a Purchase Agreement was not available, compared the Purchase Price Specified Attribute in the Data Tape to the sales price set forth on the Approval Write-up.

Origination Appraised Value “As-Is”	Appraisal	Compared the Origination Appraised Value “As-Is” Specified Attribute in the Data Tape to the “leased fee” “as-is market value” set forth on the Appraisal.

Origination Appraised Value “As-Complete” (if applicable)	Appraisal	Compared the Origination Appraised Value “As-Complete” (if applicable) Specified Attribute to the “leased fee” “as complete market value” set forth on the Appraisal.

Updated BPO/AVR/Appraisal Value	AVR, BPO

Compared the Updated BPO/AVR/Appraisal Value Specified Attribute in the Data Tape to the information set forth in the AVR.

If an AVR was not available, compared the Updated BPO/AVR/Appraisal Value Specified Attribute in the Data Tape to the information set forth in the BPO.

Pari Passu?	Approval Write-up	Compared the Pari Passu? Specified Attribute in the Data Tape to the information set forth in the Approval Write-up.

Deferment Period	Deferment Agreement	Compared the Deferment Period Specified Attribute in the Data Tape to the information set forth in the Deferment Agreement.

First Payment Date	Payment History	Compared the First Payment Date Specified Attribute in the Data Tape to the first payment date set forth on the Payment History.